Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Major Customer And Geographic Information [Abstract]
Schedule Of Revenues By Geographic Areas	REVENUES ARE ATTRIBUTED TO GEOGRAPHIC AREAS BASED ON LOCATION OF THE END CUSTOMERS AS FOLLOWS:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
North America	$1,608,582	$1,500,577	$1,260,487
Asia-Pacific	1,443,505	961,794	1,029,635
Israel	1,094,662	1,106,560	1,064,789
Europe	884,504	818,770	853,656
Latin America	126,686	140,133	158,059
Other	120,582	134,738	141,774
	$5,278,521	$4,662,572	$4,508,400

Schedule Of Revenues By Areas Of Operations	REVENUES ARE GENERATED BY THE FOLLOWING AREAS OF OPERATIONS:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Airborne systems	$2,005,760	$1,650,406	$1,617,243
C4ISR systems	1,371,517	1,145,719	1,161,480
Land systems	1,254,748	1,258,894	1,228,348
Electro-optic systems	452,948	475,896	374,359
Other (*)	193,548	131,657	126,970
	$5,278,521	$4,662,572	$4,508,400

(*)    Mainly non-defense engineering and production services.

Schedule Of Major Customer Data	MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
IMOD	18%	21%	15%
U.S. Government	21%	22%	18%

Schedule Of Long Lived Assets By Geographic Areas	LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Israel	$1,745,952	$1,642,801	$1,621,653
U.S.	977,179	536,164	501,985
Other	199,228	205,014	278,834
	$2,922,359	$2,383,979	$2,402,472